Plant and equipment, net - Additional Information (Details)		1 Months Ended	12 Months Ended
	May 31, 2022	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)
Plant and equipment
Number of cryptocurrency mining equipment delivered and started to generate revenue			868
Cryptocurrency mining equipment
Plant and equipment
Number of cryptocurrency mining equipment delivered and started to generate revenue	868
Depreciation		$ 276,763	$ 276,763